Financial Instruments (Available-For-Sale Securities At Market Value) (Details) (USD $) In Millions	May 29, 2011
Financial Instruments
Available-for-sale Securities, Cost	$ 31.4
Available-for-sale Securities, Gross Unrealized Gains	0.7
Available-for-sale Securities, Gross Unrealized Losses
Available-for-sale Securities, Market Value	$ 32.1